Schedule of Significant Revenues by Major Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012		Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 1,090	[1]	$ 1,176	$ 1,019	$ 1,094	$ 1,047	[1]	$ 1,127	$ 1,049	$ 1,074	$ 983	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Anti-infectives
Revenue from External Customer [Line Items]
Revenues	307					300						1,268		1,311		1,117
Vaccines
Revenue from External Customer [Line Items]
Revenues	278					265						1,117		1,077		1,014
Parasiticides
Revenue from External Customer [Line Items]
Revenues	169					161						692		645		602
Medicated Feed Additives
Revenue from External Customer [Line Items]
Revenues	104					99						403		347		86
Other Pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	188					177						712		724		653
Other non-pharmaceuticals
Revenue from External Customer [Line Items]
Revenues	$ 44					$ 45						$ 144		$ 129		$ 110

[1]	Revenues denominated in euros were $168 million in the first quarter of 2013 and $164 million in the first quarter of 2012.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.